Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 972,171	$ 1,845,077	$ 531,681
Accounts receivables	6,789,410	4,757,518	4,500,116
Inventories	408,328	270,434	347,531
Other receivables	1,001,543	684,161	231,974
Advances to suppliers	738,687	355,454	389,940
Amount due from related party	238,743	84,838
Total current assets	10,148,882	7,997,482	6,001,242
NON-CURRENT ASSETS
Plant and equipment, net	875,831	793,977	585,019
Operating lease right of use asset	8,941,288	9,632,625	1,835,717
Total non-current assets	9,817,119	10,426,602	2,420,736
TOTAL ASSETS	19,966,001	18,424,084	8,421,978
CURRENT LIABILITIES
Short-term loan	154,833	152,607	353,114
Accounts payable	4,501,868	3,121,373	3,620,583
Related party borrowings	5,636,053	4,913,964	5,429,440
Advances from customers		3,029	18,931
Accrued expenses and other payables	765,027	681,984	230,917
Lease liabilities, current portion	3,666,026	3,555,458	443,543
Total current liabilities	14,723,807	12,428,415	10,096,528
NON-CURRENT LIABILITIES
Lease liability, net of current portion	5,275,261	6,077,167	1,392,174
TOTAL LIABILITIES	19,999,068	18,505,582	11,488,702
EQUITY
Common stock ($0.001 par value, 50,000,000 shares authorized, 26,693,004 and 25,346,004 shares issued and outstanding as of March 31, 2021 and 2020 respectively)	26,693	26,693	25,346
Additional paid-in capital	6,815,333	6,815,333	61,050
Accumulated deficits	(6,755,281)	(6,834,228)	(3,233,122)
Statutory reserve	13,821	13,821	23,514
Accumulated other comprehensive income (loss)	(133,633)	(103,117)	56,488
Total deficit	(33,067)	(81,498)	(3,066,724)
TOTAL LIABILITIES AND EQUITY	$ 19,966,001	$ 18,424,084	$ 8,421,978